PNC LARGE CAP CORE FUND
PNC LARGE CAP CORE FUND

Important Notice Regarding Change in Investment Policy

Supplement dated January 9, 2017 to

PNC Funds Prospectus and

PNC Large Cap Core Fund Summary Prospectus,

each dated September 28, 2016, as supplemented

PNC Large Cap Core Fund (the “Fund”)

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and summary prospectus and should be read in conjunction with those documents.

Effective March 31, 2017, the following changes will become effective:

1)             The Fund’s name will become “PNC Multi-Factor All Cap Fund.”

3)             The rate of the Fund’s management fee will be reduced to 0.55% of the Fund’s average daily net assets and the Fund will be subject to the reduced expense limitation agreement shown below.  Accordingly, the Fund’s Annual Fund Operating Expenses table in the Fund’s Summary Prospectus and Prospectus will be revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PNC LARGE CAP CORE FUND		CLASS A		CLASS C	CLASS I
Management Fees	[1]	0.55%		0.55%	0.55%
Distribution (12b-1) Fees		0.05%	[2]	0.75%	none
Other Expenses		0.79%		0.79%	0.54%
Shareholder Servicing Fees		0.25%		0.25%	none
Other		0.54%		0.54%	0.54%
Total Annual Fund Operating Expenses		1.39%		2.09%	1.09%
Fee Waiver and Expense Reimbursement	[3]	0.44%		0.44%	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.95%		1.65%	0.65%
[1]	Restated to reflect fees effective March 31, 2017.
[2]	The Fund may reimburse expenses incurred by PNC Funds Distributor, LLC (the "Underwriter") up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through March 31, 2018, at which time the Board will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.
[3]	The Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.95%, 1.65% and 0.65% for Class A, Class C and Class I Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through March 31, 2018, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C or Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PNC LARGE CAP CORE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	642	935	1,250	2,139
CLASS C	268	612	1,083	2,386
CLASS I	66	303	558	1,289

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
PNC LARGE CAP CORE FUND | CLASS C | USD ($)	168	612	1,083	2,386

2)             The Fund’s “Principal Investment Strategies” will be revised to read as follows:

The Fund invests primarily in a diversified portfolio of equity securities.  The Fund may invest in issuers of any capitalization (large-cap, mid-cap and small-cap) and will invest primarily in issuers with market capitalizations within the market capitalization range of companies represented in the Russell 3000® Index.  As of September 30, 2016, companies in the Russell 3000® Index ranged in market capitalization from $34.6 million to $603.3 billion.

PNC Capital Advisors, LLC (the “Adviser”) employs a systematic multi-factor process to identify companies that the Adviser believes have the potential to produce earnings in excess of market expectations.  The Adviser evaluates issuers and selects investments based on a variety of quantitative measures, referred to as “factors.”   The Fund’s multi-factor quantitative process uses quality factors, such as a company’s stability of earnings; momentum factors, such as movements in both price and earnings and earnings surprises; and value factors, such as price to earnings, price to book, and price to cash flow ratios.

Consistent with its multi-factor orientation, the Adviser’s stock selection process for the Fund is expected to result in investments in companies with both growth and value characteristics.  The Fund’s investment weighting in any one sector will change over time based on how the multi-factor process assesses each sector’s relative attractiveness.  The Fund does not apply any sector-based limits on its portfolio and the Adviser’s process may result in the Fund being invested significantly in one or more sectors.

The Fund will normally invest primarily in securities of U.S. companies.  The equity securities in which the Fund may invest include common stock, American Depositary Receipts, preferred stock, warrants and rights.

The Adviser expects to re-balance the Fund quarterly and the Adviser may actively trade the Fund’s portfolio securities based on its multi-factor process in an attempt to achieve its investment objective.  Active tradingwill cause the Fund to have an increased portfolio turnover rate, which may generate short-term gains for its shareholders, which are taxed at a higher rate than long-term gains.  Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

4)             The Fund will be subject to the following revised or additional principal investment risks:

Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions. Investment models, such as quantitative and algorithmic models, may prove to be unsuccessful and may not perform as expected for a variety of reasons. For example, human judgment plays a role in building, utilizing, testing and modifying the financial algorithms and formulas used in these models. In addition, the data, which is typically supplied by third parties, can be imprecise or become stale due to new events or changing circumstances. The success of models or factor-driven processes that are predictive in nature is dependent largely upon the accuracy, predictive value and reliability of the supplied data, including historical data.  Certain low probability events or factors that are assigned little weight may occur or prove to be more likely or more relevant than expected, for short or extended periods of time. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis. Investment models also involve the risk that construction and implementation (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have adversely impacted the Fund. Investment models may use simplifying assumptions that can limit their effectiveness.

Focused Investment Risk.  To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

Mid-Cap Company Risk. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid-cap company stocks may be more volatile than those of larger companies.

Small Company Risk. Small-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to dispose of small-capitalization company stocks, which can reduce their values or the prices at which they may be sold to the Fund.

5)             The Fund will no longer have a policy to invest 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large-cap companies.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE